Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Yingli Green Energy	¥ (5,600,526)	$ (864,572)	¥ (1,299,809)	¥ (1,944,425)
Denominator:
Weighted average ordinary shares outstanding (in shares)	181,763,770	181,763,770	173,613,085	156,619,791
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (30.81)	$ (4.76)	¥ (7.49)	¥ (12.41)
American Depository Shares [Member]
Denominator:
Weighted average ordinary shares outstanding (in shares)	18,176,377	18,176,377	17,361,309	15,661,979
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (308.12)	$ (47.57)	¥ (74.87)	¥ (124.15)